Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For information regarding the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the CD&A.

Year	Summary Compensation Table Total for PEO 1 1 ($)	Summary Compensation Table Total for PEO 2 1 ($)	Compensation Actually Paid to PEO 1 1,2,3 ($)	Compensation Actually Paid to PEO 2 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Adjusted EBITDA 5 ($ Millions)
							TSR ($)	Peer Group TSR ($)

2024	28,811,152	101,497,009	45,071,892	108,396,274	2,455,433	5,025,954	153.45	144.35	(159)	1,001.2

2023	15,435,656	—	12,935,741	—	5,304,906	6,787,965	107.96	139.40	(259)	1,238.7

2022	10,727,919	—	(616,749)	—	2,670,549	(77,480)	107.90	118.21	235	864.8

2021	10,459,536	—	24,530,582	—	2,820,131	6,185,153	153.73	152.65	298	800.7

1.
Vincent D. Mattera, Jr. was our PEO for the years shown through June 3, 2024 (PEO 1). James R. Anderson was our PEO from June 3, 2024 through June 30, 2024 and to the present date (PEO 2). The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2021	2022	2023	2024

Mary Jane Raymond	Mary Jane Raymond	Mary Jane Raymond	Richard Martucci

Walter R. Bashaw II	Walter R. Bashaw II	Walter R. Bashaw II	Mary Jane Raymond

Giovanni Barbarossa	Giovanni Barbarossa	Giovanni Barbarossa	Walter R. Bashaw II

Jo Anne Schwendinger	Jo Anne Schwendinger	Mark Sobey	Giovanni Barbarossa

	Christopher Koeppen		Ronald Basso

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the
Stock
Awards column set
forth
in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 1 ($)	Exclusion of Stock Awards for PEO 1 ($)	Inclusion of Equity Values for PEO 1 ($)	Compensation Actually Paid to PEO 1 ($)

2024	28,811,152	(9,980,211)	26,240,951	45,071,892

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)

2024	101,497,009	(100,915,375)	107,814,640	108,396,274

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	2,455,433	(1,483,062)	4,053,583	5,025,954
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1 ($)	Total - Inclusion of Equity Values for PEO 1 ($)

2024	20,957,404	6,859,534	0	(1,575,987)	0	26,240,951

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)

2024	107,814,640	0	0	0	0	107,814,640

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	2,938,150	1,182,107	195,132	(261,806)	0	4,053,583

4.
The Peer Group TSR set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The comparison assumes $100 was invested for the period starting June 30, 2020, through the end of the listed year in the Company and in the custom group of peer companies used in our performance graph, respectively. The Company’s fiscal year peer group consists of IPG Photonics Corp., Wolfspeed Inc., Lumentum Holdings, Inc., Corning, Inc., MKS Instruments, Inc., and Honeywell International, Inc. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2024. See discussion under “Annual Cash Incentive Programs” and “Primary Bonus Program (GRIP)” in our CD&A for an explanation of Adjusted EBITDA, and Appendix B for a reconciliation of this non-GAAP
measure to its most directly comparable financial measure calculated and presented in accordance with GAAP. Adjusted EBITDA may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
1.
Vincent D. Mattera, Jr. was our PEO for the years shown through June 3, 2024 (PEO 1). James R. Anderson was our PEO from June 3, 2024 through June 30, 2024 and to the present date (PEO 2). The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2021	2022	2023	2024

Mary Jane Raymond	Mary Jane Raymond	Mary Jane Raymond	Richard Martucci

Walter R. Bashaw II	Walter R. Bashaw II	Walter R. Bashaw II	Mary Jane Raymond

Giovanni Barbarossa	Giovanni Barbarossa	Giovanni Barbarossa	Walter R. Bashaw II

Jo Anne Schwendinger	Jo Anne Schwendinger	Mark Sobey	Giovanni Barbarossa

	Christopher Koeppen		Ronald Basso

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The comparison assumes $100 was invested for the period starting June 30, 2020, through the end of the listed year in the Company and in the custom group of peer companies used in our performance graph, respectively. The Company’s fiscal year peer group consists of IPG Photonics Corp., Wolfspeed Inc., Lumentum Holdings, Inc., Corning, Inc., MKS Instruments, Inc., and Honeywell International, Inc. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the
Stock
Awards column set
forth
in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 1 ($)	Exclusion of Stock Awards for PEO 1 ($)	Inclusion of Equity Values for PEO 1 ($)	Compensation Actually Paid to PEO 1 ($)

2024	28,811,152	(9,980,211)	26,240,951	45,071,892

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)

2024	101,497,009	(100,915,375)	107,814,640	108,396,274

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1 ($)	Total - Inclusion of Equity Values for PEO 1 ($)

2024	20,957,404	6,859,534	0	(1,575,987)	0	26,240,951

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)

2024	107,814,640	0	0	0	0	107,814,640

Non-PEO NEO Average Total Compensation Amount	$ 2,455,433	$ 5,304,906	$ 2,670,549	$ 2,820,131
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,025,954	6,787,965	(77,480)	6,185,153
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the
Stock
Awards column set
forth
in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	2,455,433	(1,483,062)	4,053,583	5,025,954

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	2,938,150	1,182,107	195,132	(261,806)	0	4,053,583

Compensation Actually Paid vs. Total Shareholder Return
*	“Compensation Actually Paid” is calculated pursuant to SEC requirements.

Compensation Actually Paid vs. Net Income
*	“Compensation Actually Paid” is calculated pursuant to SEC requirements.

Compensation Actually Paid vs. Company Selected Measure
*	“Compensation Actually Paid” is calculated pursuant to SEC requirements.

Total Shareholder Return Vs Peer Group
*	“Compensation Actually Paid” is calculated pursuant to SEC requirements.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2024 to Company performance. The measures in this table are not ranked and are described in our CD&A.

Adjusted EBITDA
Operating Cash Flow
Relative TSR
Revenue

Total Shareholder Return Amount	$ 153.45	107.96	107.9	153.73
Peer Group Total Shareholder Return Amount	144.35	139.4	118.21	152.65
Net Income (Loss)	$ (159,000,000)	$ (259,000,000)	$ 235,000,000	$ 298,000,000
Company Selected Measure Amount	1,001,200,000	1,238,700,000	864,800,000	800,700,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2024. See discussion under “Annual Cash Incentive Programs” and “Primary Bonus Program (GRIP)” in our CD&A for an explanation of Adjusted EBITDA, and Appendix B for a reconciliation of this non-GAAP
	measure to its most directly comparable financial measure calculated and presented in accordance with GAAP. Adjusted EBITDA may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
Vincent D. Mattera, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 28,811,152	$ 15,435,656	$ 10,727,919	$ 10,459,536
PEO Actually Paid Compensation Amount	$ 45,071,892	$ 12,935,741	$ (616,749)	$ 24,530,582
PEO Name	Vincent D. Mattera, Jr.
James R. Anderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 101,497,009
PEO Actually Paid Compensation Amount	$ 108,396,274
PEO Name	James R. Anderson
PEO | Vincent D. Mattera, Jr. [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,980,211)
PEO | Vincent D. Mattera, Jr. [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,240,951
PEO | Vincent D. Mattera, Jr. [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,957,404
PEO | Vincent D. Mattera, Jr. [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,859,534
PEO | Vincent D. Mattera, Jr. [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vincent D. Mattera, Jr. [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,575,987)
PEO | Vincent D. Mattera, Jr. [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James R. Anderson [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,915,375)
PEO | James R. Anderson [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,814,640
PEO | James R. Anderson [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,814,640
PEO | James R. Anderson [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James R. Anderson [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James R. Anderson [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James R. Anderson [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,483,062)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,053,583
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,938,150
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,182,107
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,132
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(261,806)
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0